Non-controlling interest (Details) $ in Thousands				12 Months Ended
	Nov. 18, 2020 item	Jan. 27, 2020	Dec. 10, 2019 shares	Oct. 31, 2021 CAD ($) item	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 CAD ($)	Oct. 31, 2018 CAD ($)
Ifrs Noncontrolling Interest [Line Items]
Non-controlling interest				$ 4,795		$ 1,552
Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Shares purchased | shares			2,651,576
Number of joint ventures | item	4
Proportion of interest sold				49.00%
Number of joint ventures interest sold | item				2
KushBar Inc. | Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Proportion of interest held in subsidiary					50.10%
Non-controlling interest					$ 179
Proportion of interest held by minority shareholder			49.90%
KushBar Inc. | Non-controlling interest | Non-controlling interest shareholder
Ifrs Noncontrolling Interest [Line Items]
Non-controlling interest					$ 701		$ 36
Saturninus Partners | Non-controlling interest
Ifrs Noncontrolling Interest [Line Items]
Proportion of interest held in subsidiary		50.00%